Consolidated statements of changes in equity - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Equity reserve [Member]	Foreign currency translation reserve [Member]	Changes in fair value of available-for-sale investment [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 181,143	$ 28,452	$ 7,788		$ (152,538)	$ 64,845
Balance, shares at Dec. 31, 2015	28,935
Net loss for the year					(5,207)	(5,207)
Other comprehensive income (loss) for the year			(1,334)	237	1,607	510
Share-based payments		585				585
Shares and warrants issued on private placement	$ 17,889	5,161				23,050
Shares and warrants issued on private placement, shares	8,766
Proceeds from exercise of options and warrants	$ 3,159	(1,149)				2,010
Proceeds from exercise of options and warrants, shares	1,839
Warrants issued and amended		1,351				1,351
Balance at Dec. 31, 2016	$ 202,191	34,400	6,454	237	(156,138)	87,144
Balance, shares at Dec. 31, 2016	39,540
Net loss for the year					(3,466)	(3,466)
Other comprehensive income (loss) for the year			(170)	(237)	(394)	(801)
Share-based payments		1,956				1,956
Proceeds from exercise of options and warrants	$ 4,821	(1,596)				3,225
Proceeds from exercise of options and warrants, shares	1,957
Balance at Dec. 31, 2017	$ 207,012	$ 34,760	$ 6,284		$ (159,998)	$ 88,058
Balance, shares at Dec. 31, 2017	41,497